STOCKHOLDERS' DEFICIT - Common Stock (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	1,250,000,000	1,250,000,000	635,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	18,138,685	14,075,524	10,719,806
Common stock, shares outstanding	18,138,685	14,075,524	10,719,806
MedTech Acquisition Corp
STOCKHOLDERS' DEFICIT
Number of Class A common stock issued upon conversion of each share (in shares)	1
Class A Common Stock | MedTech Acquisition Corp
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1	1
Common stock, shares issued	6,249,999	0	0
Common stock, shares outstanding	6,249,999	0	0
Class A common stock subject to possible redemption | MedTech Acquisition Corp
STOCKHOLDERS' DEFICIT
Number of shares subject to redemption	1,144,794	1,953,422	25,000,000
Class B Common Stock | MedTech Acquisition Corp
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1	1
Common stock, shares issued	1	6,250,000	6,250,000
Common stock, shares outstanding	1	6,250,000	6,250,000
Number of Class A common stock issued upon conversion of each share (in shares)		1
Ratio to be applied to the stock in the conversion	20	20